Dividends - Additional Information (Detail)	Nov. 11, 2025 $ / shares
O 2026 Q1 Cash Dividends [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 11, 2025
Dividends payable amount increase per share	$ 0.569
Annual general meeting date	Jan. 30, 2026
Dividends Payable, Date to be Paid, Year and Month	2026-04
Cash dividend anticipated payable date	2026-04
O 2026 Q1 Dividends [Member]
Dividends Payable [Line Items]
Dividends payable date declared	Nov. 11, 2025
Quarterly dividend payment per share	$ 0.527
Record Date	Dec. 31, 2025
Cash dividend payable date	Jan. 30, 2026